Financial Risk Management - Additional Information (Detail) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Allowance for impairment	$ 4,120,000	$ 5,081,000	$ 4,953,000
Specified Trade Receivables [member]
Financial Risk Management [Line Items]
Allowance for impairment	3,742,000	4,573,000
Specified Trade Receivables [member] | Lifetime expected credit losses [member]
Financial Risk Management [Line Items]
Allowance for impairment	$ 3,742,000	$ 4,573,000